Income Taxes (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Balance at begining of year	$ 44,995	$ 44,825	$ 53,437
Additions Charges to earnings	4,698	9,993	8,964
Deductions Charges to earnings	(1,552)	(1,774)	(381)
Expiration And Forfeitures	(10,183)	(11,655)	(15,414)
Others (Note)	389	3,606	(1,781)
Balance at end of year	$ 38,347	$ 44,995	$ 44,825